Commitments and Contingencies	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Commitments and Contingencies

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions which are generally those that take the lease to a ten-year term, expire through 2023.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of May 4, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
Remaining 2013	$30,367	$2,330	$32,697
2014	42,991	4,413	47,404
2015	42,287	4,678	46,965
2016	41,340	3,097	44,437
2017	40,912	2,610	43,522
Thereafter	153,485	13,031	166,516

	$351,382	$30,159	$381,541

Rent expense, including base and contingent rent under operating leases, was $6.9 million and $9.5 million for the thirteen weeks ended April 28, 2012 and May 4, 2013, respectively. Contingent rents were $0.1 million and $0.1 million for the thirteen weeks ended April 28, 2012 and May 4, 2013, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $4.1 million.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of May 4, 2013, the Company has other purchase commitments of approximately $0.9 million consisting of purchase agreements for materials that will be used in the construction of new stores.

(4) Commitments and Contingencies

The Company leases property and equipment under non-cancelable operating leases. Certain retail store lease agreements provide for contingent rental payments if the store’s net sales exceed stated levels (percentage rents) and/or contain escalation clauses, which provide for increases in base rental for increases in future operating costs. Many of the Company’s leases provide for one or more renewal options for periods ranging from five to seven years. The Company’s operating lease agreements, including assumed extensions, which are generally those that take the lease to a ten-year term, expire through 2023.

The Company’s minimum rental commitments under operating lease agreements, including assumed extensions, as of February 2, 2013, are as follows (in thousands):

	Retail stores	Corporate office and distribution centers	Total
Fiscal year:
2013	$38,278	$2,858	$41,136
2014	41,519	4,413	45,932
2015	40,670	4,678	45,348
2016	39,721	3,097	42,818
2017	39,290	2,610	41,900
Thereafter	143,394	13,011	156,405

	$342,872	$30,667	$373,539

Rent expense, including base and contingent rent under operating leases, was $16.9 million, $23.6 million and $32.8 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively. Contingent rents were $0.3 million, $0.5 million and $0.5 million in fiscal 2010, fiscal 2011 and fiscal 2012, respectively.

The Company has employment agreements with certain key employees that provide for, among other things, salary, bonus, severance, and change-in-control provisions. The severance and change of control provisions under these agreements provide for additional payments upon employee separation of up to approximately $3.8 million.

From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, the outcome of such actions will not have a material adverse effect on the Company’s financial condition or results of operations.

As of February 2, 2013, the Company has other purchase commitments of approximately $2.3 million consisting of purchase agreements for materials for approximately $1.1 million that will be used in the construction of new stores and approximately $1.2 million consisting of purchase commitments for infrastructure and systems that will be implemented in the construction of the Company’s second distribution center.